RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 12 - RELATED PARTY TRANSACTIONS

Entities related to two of the Company's Supervisory Board members provide legal services to the Company. Legal expense related to these services is $47, $58 and $36 for the years ended December 31, 2015, 2014 and 2013, respectively. Included in accounts payable on the accompanying consolidated balance sheets is $28 and $64 due for these services as of December 31, 2015 and 2014, respectively.

In January 2009, the Company engaged the services of a related party to provide certain selling and management services to its technology segment. The Company incurred expenses of $223, $161 and $163 for such services for the years ended December 31, 2015, 2014 and 2013, respectively.

In June 2009, a European bank, issued a performance guarantee in the amount of €1,200 ($1,458 as of December 31, 2014) to one of the Company’s customers to secure the Company’s performance under a service contract between the parties. To secure the European bank’s guarantee, an entity related to the Company’s main shareholder provided a guarantee to the European bank for the same amount. The guarantee issued by the European bank was renewed in April 2013 until April 2014. Since April 2014, the performance guarantee is renewed every year by the European bank without a corresponding guarantee by an entity related to the Company’s main shareholder.

In September 2010, an entity related to the Company’s main shareholder provided a letter of credit of $775 to a commercial bank to guarantee an extension of a borrowing arrangement on behalf of one of the Company’s subsidiaries. In May 2013 the letter of credit was increased to $1,000 (see Note 6).

In February 2014, the Company engaged the services of a related party to provide certain selling services to its technology segment. The Company incurred expenses of $48 and $49 for such services for the years ended December 31, 2015 and 2014 respectively.

In May 2014, the Company engaged the services of a related party to provide certain administrative services. The Company incurred expenses of $15 for such services in each of the years ended December 31, 2015 and 2014,respectively.

In November 2015, the Company engaged the services of a related party to provide internal audit services. The Company incurred expenses of $13 for such services for the year ended December 31, 2015.

In December 2015, the Supervisory Board approved an annual compensation for the Chairman of the Supervisory Board, a related party, of $60. In addition, as the Chairman of the Supervisory Board was not compensated for the last eleven years, a one-time grant of $660 was approved.

In December 2015, the Company issued 2.9 million shares to certain directors and officers of the Company for a price of $0.60 per share.